Document and Entity Information	Jun. 06, 2023
Cover [Abstract]
Entity Incorporation State Country Code	DE
Entity Address, State or Province	CA
Amendment Flag	false
Entity Central Index Key	0000837465
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jun. 06, 2023
Entity Registrant Name	TOPGOLF CALLAWAY BRANDS CORP.
Entity File Number	1-10962
Entity Tax Identification Number	95-3797580
Entity Address, Address Line One	2180 RUTHERFORD ROAD
Entity Address, City or Town	CARLSBAD
Entity Address, Postal Zip Code	92008-7328
City Area Code	(760)
Local Phone Number	931-1771
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	MODG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false